Related party transactions - Transactions with Cobega Companies (Details) - Cobega Companies - Entities with joint control or significant influence over entity - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 1	€ 1	€ 1
Amounts affecting cost of sales	(49)	(43)	(68)
Amounts affecting operating expenses	(11)	(8)	(10)
Total net amount affecting the consolidated income statement	(59)	(50)	€ (77)
Amounts due from	2	4
Amounts payable	€ 19	€ 14